Correction of an Immaterial Error - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Mar. 31, 2021	Sep. 30, 2021
Reclassification [Line Items]
Expense (Income) related to fair value adjustment of warrants liabilities	$ 64		$ (1,651)
Warrants (See Note 2)		$ (3,810)
Private Warrants [Member]
Reclassification [Line Items]
Increase in warrant liabilities			3,810
Cumulative Effect, Period of Adoption, Adjustment [Member]
Reclassification [Line Items]
Warrants (See Note 2)			3,800
Increase in warrant liabilities			1,800
Cumulative Effect, Period of Adoption, Adjustment [Member] | Private Warrants [Member]
Reclassification [Line Items]
Expense (Income) related to fair value adjustment of warrants liabilities			$ (2,000)